Related party transactions (Schedule of Significant Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related party transactions [Line Items]
Loan to related parties	¥ 24,962		¥ 44,500	¥ 159,000
Payment on behalf of related parties, net of repayments	(23,116)	$ (3,553)	10,699	(60,870)
Repayment of loans from related parties	35,462		0	160,000
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties	87,414		100,078	163,912
Guangzhou Chenjun Equity Investment Limited Partnership [Member]
Related party transactions [Line Items]
Partial disposal of a subsidiary to Guangzhou Chenjun	0		24,394	0
Guangzhou Chenjun [Member]
Related party transactions [Line Items]
Partial disposal of an equity investment to Guangzhou Chenjun	35,160		33,750	0
Guangzhou Sunhongs [Member] | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	92,068		96,224	74,661
Other Related Party [Member]
Related party transactions [Line Items]
Other transaction with related parties	14,987		13,573	21,153
Other Related Party [Member] | Operating Rights [Member]
Related party transactions [Line Items]
Purchase of operating rights from related party	¥ 0		¥ 0	¥ 21,508